Income Taxes	6 Months Ended
Jun. 30, 2015
Income Taxes
4. Income Taxes

Income taxes recognized during the three and six months ended June 30, 2015 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(In thousands)		(In thousands)
Provision for income taxes	$9,537	$7,467	$20,338	$14,361

As at June 30, 2015 the Company maintains a $28.2 million liability (December 31, 2014: $25.6 million) for unrecognized tax benefit, which is comprised of $25.4 million (December 31, 2014: $23.2 million) related to items generating unrecognized tax benefits and $2.8 million (December 31, 2014: $2.4 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2009 through 2014 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.